THE INVESTMENT COMPANY OF AMERICA
            333 South Hope Street, Los Angeles, California  90071
                             (213) 486-9200


March 5, 1999

Document Control
Division of Investment Management
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20001

RE:  THE INVESTMENT COMPANY OF AMERICA
     FILE NOS. 2-10811 AND 811-116

Dear Sir or Madam:

 Pursuant to Rule 497(j), I hereby certify that no changes have been made to the form of prospectus and Statement of Additional Information since the electronic filing on 2/26/99 of Registrant's Post-Effective Amendment No. 104 under The Securities Act of 1933 and Amendment No. 28 under The Investment Company Act of 1940.

       Sincerely yours,

       /s/ Vincent P. Corti
       Vincent P. Corti
       Secretary

cc:  Frank Dalton
     Bric Barrientos